Quarterly Holdings Report
for
Fidelity® Nordic Fund
July 31, 2026
NOR-NPRT3-0926
1.804855.122
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
DroneShield Ltd (a)(c)(d)	425,227	506,544
CHINA - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Sigenergy Technology Co Ltd H Shares	12,700	471,893
DENMARK - 23.1%
Consumer Staples - 1.7%
Beverages - 1.7%
Carlsberg AS Series B	41,600	6,136,674
Financials - 4.6%
Banks - 4.6%
Danske Bank A/S	280,300	16,138,223
Health Care - 7.5%
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	5,100	337,261
Pharmaceuticals - 7.4%
ALK-Abello A/S Series B	51,600	1,767,232
Novo Nordisk A/S Series B	514,200	24,322,473
		26,089,705
TOTAL HEALTH CARE		26,426,966
Industrials - 7.7%
Air Freight & Logistics - 3.3%
DSV A/S	54,500	11,778,595
Electrical Equipment - 4.4%
NKT A/S (a)	32,300	4,404,998
Vestas Wind Systems A/S	400,100	10,769,679
		15,174,677
TOTAL INDUSTRIALS		26,953,272
Materials - 1.6%
Chemicals - 1.6%
Novonesis Novozymes B Series B	87,000	5,663,992
TOTAL DENMARK		81,319,127
FINLAND - 11.6%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Neste Oyj	96,100	3,386,589
Financials - 5.2%
Banks - 5.2%
Nordea Bank Abp (Sweden)	915,344	18,485,293
Information Technology - 2.8%
Communications Equipment - 2.8%
Nokia Oyj	1,052,400	9,727,263
Materials - 1.1%
Paper & Forest Products - 1.1%
UPM-Kymmene Oyj	146,100	3,974,765
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Cityvarasto Oyj (d)	80,500	1,401,711
Utilities - 1.1%
Electric Utilities - 1.1%
Fortum Oyj	178,300	4,055,591
TOTAL FINLAND		41,031,212
FRANCE - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
Abivax SA ADR (a)	2,200	274,824
Industrials - 0.5%
Electrical Equipment - 0.5%
Nexans SA	11,900	1,808,624
TOTAL FRANCE		2,083,448
GERMANY - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.3%
Nordex SE (a)	22,100	979,629
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
LPKF Laser & Electronics SE (a)	12,700	208,691
TOTAL GERMANY		1,188,320
NETHERLANDS - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.9%
ASM International NV	1,200	1,108,684
ASML Holding NV	1,200	1,977,535
		3,086,219
Software - 0.1%
Nebius Group NV Class A (a)(d)	3,100	590,271
TOTAL NETHERLANDS		3,676,490
NORWAY - 13.1%
Consumer Staples - 1.3%
Food Products - 1.3%
Mowi ASA	219,800	4,698,652
Energy - 2.7%
Energy Equipment & Services - 0.2%
Odfjell Drilling Ltd	59,700	573,221
Oil, Gas & Consumable Fuels - 2.5%
Equinor ASA	214,400	8,801,320
TOTAL ENERGY		9,374,541
Financials - 2.9%
Banks - 2.4%
DNB Bank ASA	262,000	8,431,549
Insurance - 0.5%
Storebrand ASA A Shares	76,400	1,623,525
TOTAL FINANCIALS		10,055,074
Industrials - 2.5%
Aerospace & Defense - 1.3%
Kongsberg Gruppen ASA	136,400	4,262,905
Industrial Conglomerates - 0.5%
Aker ASA A Shares	13,500	1,814,719
Machinery - 0.7%
Kongsberg Maritime AS	464,400	2,611,714
TOTAL INDUSTRIALS		8,689,338
Information Technology - 2.5%
Communications Equipment - 1.0%
Smartoptics Group ASA	786,700	3,619,111
Electronic Equipment, Instruments & Components - 0.4%
General Oceans AS	64,100	147,442
Norbit ASA (d)	69,500	1,286,236
		1,433,678
Semiconductors & Semiconductor Equipment - 1.1%
Nordic Semiconductor ASA (a)(d)	231,900	3,883,147
TOTAL INFORMATION TECHNOLOGY		8,935,936
Materials - 1.2%
Metals & Mining - 1.2%
Norsk Hydro ASA	442,900	4,085,322
TOTAL NORWAY		45,838,863
SWEDEN - 43.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Tele2 AB B Shares	52,700	912,979
Consumer Discretionary - 2.2%
Leisure Products - 0.5%
MIPS AB (c)(d)	41,700	1,836,653
Specialty Retail - 1.7%
Haypp Group AB (a)	415,698	5,762,548
TOTAL CONSUMER DISCRETIONARY		7,599,201
Financials - 10.2%
Banks - 3.7%
Swedbank AB A1 Shares	330,300	13,215,885
Capital Markets - 0.8%
Nordnet AB	69,400	2,660,204
Financial Services - 5.7%
Investor AB B Shares	464,500	20,048,886
TOTAL FINANCIALS		35,924,975
Health Care - 3.2%
Biotechnology - 1.4%
Swedish Orphan Biovitrum AB B Shares (a)	99,800	4,932,251
Health Care Equipment & Supplies - 0.2%
Elekta AB B Shares	145,200	737,726
Health Care Providers & Services - 0.4%
Ambea AB (b)(c)	96,500	1,462,367
Life Sciences Tools & Services - 0.8%
AddLife AB B Shares	118,200	2,005,957
Medcap AB (a)	12,900	743,068
		2,749,025
Pharmaceuticals - 0.4%
Camurus AB (a)	22,800	1,478,545
TOTAL HEALTH CARE		11,359,914
Industrials - 24.2%
Aerospace & Defense - 3.4%
Mildef Group AB	56,500	1,285,196
Saab AB B Shares	173,000	10,870,943
		12,156,139
Building Products - 3.1%
Assa Abloy AB B Shares	190,200	7,057,521
Munters Group AB (b)(c)	228,300	4,051,868
		11,109,389
Machinery - 17.7%
Atlas Copco AB B Shares	1,242,400	22,943,863
Beijer Alma AB B Shares	106,300	3,326,689
Epiroc AB A Shares	305,400	7,829,428
Indutrade AB	127,500	3,197,475
Sandvik AB	371,700	13,899,624
Volvo AB B Shares	287,500	10,997,377
		62,194,456
TOTAL INDUSTRIALS		85,459,984
Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 2.4%
Lagercrantz Group AB B Shares	296,253	6,969,048
Ncab Group Ab	167,700	1,211,670
		8,180,718
Semiconductors & Semiconductor Equipment - 0.2%
Silex Microsystems AB	41,700	753,229
Technology Hardware, Storage & Peripherals - 0.1%
Dynavox Group AB	58,000	437,336
TOTAL INFORMATION TECHNOLOGY		9,371,283
Materials - 0.4%
Metals & Mining - 0.4%
Boliden AB	25,900	1,296,877
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swedish Logistic Property AB B Shares (a)	142,304	549,956
TOTAL SWEDEN		152,475,169
SWITZERLAND - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Huber + Suhner AG	3,640	852,763
TAIWAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Taiwan Semiconductor Manufacturing Co Ltd	92,000	6,807,965
UNITED KINGDOM - 2.0%
Consumer Staples - 1.5%
Tobacco - 1.5%
British American Tobacco PLC	88,336	5,358,545
Industrials - 0.5%
Commercial Services & Supplies - 0.5%
Verisure PLC (a)	135,300	1,680,348
TOTAL UNITED KINGDOM		7,038,893
TOTAL COMMON STOCKS (Cost $236,676,555)		343,290,687

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	5,074,460	5,075,475
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	312,024	312,055
TOTAL MONEY MARKET FUNDS (Cost $5,387,516)			5,387,530

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $242,064,071)	348,678,217
NET OTHER ASSETS (LIABILITIES) - 1.2%	4,265,837
NET ASSETS - 100.0%	352,944,054

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,514,235 or 1.6% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,857,432 or 2.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,394,672.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	631,975	63,055,337	58,611,487	84,294	(365)	15	5,075,475	5,074,460
Fidelity Securities Lending Cash Central Fund	1,790,526	19,454,936	20,933,259	91,430	(147)	(1)	312,055	312,024
	2,422,501	82,510,273	79,544,746	175,724	(512)	14	5,387,530

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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